================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3864

                           Oppenheimer Balanced Fund
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                          Shares           Value
                                                                         -------        -----------
COMMON STOCKS-46.5%
CONSUMER DISCRETIONARY-2.6%
MEDIA-1.9%
Jupiter Telecommunications Co. Ltd.                                        9,557        $10,684,181
MULTILINE RETAIL-0.7%
Target Corp.                                                              79,090          3,710,112
CONSUMER STAPLES-3.7%
FOOD & STAPLES RETAILING-0.6%
CVS Caremark Corp.                                                        96,000          3,607,680
FOOD PRODUCTS-2.2%
Nestle SA                                                                195,350         12,140,395
TOBACCO-0.9%
Altria Group, Inc.                                                       181,800          4,801,338
ENERGY-4.6%
ENERGY EQUIPMENT & SERVICES-0.5%
Schlumberger Ltd.                                                         29,240          2,526,336
OIL, GAS & CONSUMABLE FUELS-4.1%
BP plc, ADR                                                               89,200          3,950,668
Chevron Corp.                                                            124,050         12,757,302
CONSOL Energy, Inc.                                                       67,900          3,291,792
Exxon Mobil Corp.                                                         34,750          2,827,955
                                                                                        -----------
                                                                                         22,827,717

FINANCIALS-7.1%
CAPITAL MARKETS-0.5%
Goldman Sachs Group, Inc. (The)                                           18,650          2,482,129
COMMERCIAL BANKS-0.7%
M&T Bank Corp.                                                            45,730          4,021,954
DIVERSIFIED FINANCIAL SERVICES-2.3%
JPMorgan Chase & Co.                                                     306,360         12,542,378
INSURANCE-3.6%
ACE Ltd.                                                                  60,230          3,964,339
Everest Re Group Ltd.                                                     76,680          6,268,590
MetLife, Inc.                                                            219,780          9,641,749
                                                                                        -----------
                                                                                         19,874,678

HEALTH CARE-10.0%
BIOTECHNOLOGY-3.2%
Amgen, Inc.(1)                                                           115,940          6,765,099
Gilead Sciences, Inc.(1)                                                 178,250          7,381,333
Vanda Pharmaceuticals, Inc.(1)                                           432,010          3,084,551
                                                                                        -----------
                                                                                         17,230,983

HEALTH CARE PROVIDERS & SERVICES-2.3%
Humana, Inc.                                                              94,900          7,643,246
WellPoint, Inc.                                                           65,560          5,164,161
                                                                                        -----------
                                                                                         12,807,407

PHARMACEUTICALS-4.5%
Merck & Co., Inc.                                                        143,667          5,070,008
Mylan, Inc.(1)                                                           644,028         15,888,171
Teva Pharmaceutical Industries Ltd., Sponsored ADR                        80,450          3,879,299
                                                                                        -----------
                                                                                         24,837,478


                          1 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                       Shares                    Value
                                                                                      ---------               -----------
INDUSTRIALS-2.8%
AEROSPACE & DEFENSE-0.0%
AerCap Holdings NV(1)                                                                     9,800               $   127,498
AIRLINES-0.7%
United Continental Holdings, Inc.(1)                                                    158,610                 3,589,344
ELECTRICAL EQUIPMENT-0.7%
Cooper Industries plc                                                                    68,810                 4,105,893
MACHINERY-1.4%
Ingersoll-Rand plc                                                                      172,890                 7,850,935
INFORMATION TECHNOLOGY-13.1%
COMMUNICATIONS EQUIPMENT-2.0%
QUALCOMM, Inc.                                                                          189,580                10,766,248
INTERNET SOFTWARE & SERVICES-4.0%
eBay, Inc.(1)                                                                           280,050                 9,037,214
Google, Inc., Cl.A(1)                                                                    25,670                12,998,775
                                                                                                              -----------
                                                                                                               22,035,989

SOFTWARE-7.1%
Microsoft Corp.                                                                         159,270                 4,141,020
Oracle Corp.                                                                            140,150                 4,612,337
Take-Two Interactive Software, Inc.(1)                                                1,570,747                24,001,014
THQ, Inc.(1)                                                                          1,781,530                 6,449,139
                                                                                                              -----------
                                                                                                               39,203,510

MATERIALS-1.7%
CHEMICALS-1.7%
Celanese Corp., Series A                                                                111,890                 5,964,856
LyondellBasell Industries NV, Cl. A                                                      68,400                 2,634,768
Mosaic Co. (The)                                                                          8,820                   597,379
                                                                                                              -----------
                                                                                                                9,197,003

METALS & MINING-0.0%
Kaiser Aluminum Corp.                                                                       114                     6,227
UTILITIES-0.9%
ELECTRIC UTILITIES-0.9%
Edison International, Inc.                                                              134,730                 5,220,788
                                                                                                              -----------
Total Common Stocks (Cost $226,389,551)                                                                       256,198,201

                                                                                      Principal
                                                                                        Amount
                                                                                      ----------
ASSET-BACKED SECURITIES-4.3%
AESOP Funding II LLC, Automobile Receivables Nts., Series
2011-1A, Cl. A, 1.85%, 11/20/13(2)                                                    $ 295,000                   296,384
Ally Auto Receivables Trust 2010-4, Automobile Receivables
Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14                                            150,000                   150,262
Ally Master Owner Trust 2010-3, Asset-Backed Certificates,
Series 2010-3, Cl. A, 2.88%, 4/15/15(2)                                                 450,000                   463,095
AmeriCredit Automobile Receivables Trust 2009-1,
Automobile Receivables-Backed Nts., Series 2009-1, Cl. A3,
3.04%, 10/15/13                                                                         614,783                   622,045

                          2 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                                  Principal
                                                                                                    Amount                Value
                                                                                                  ----------            ---------
AmeriCredit Automobile Receivables Trust 2010-4,
Automobile Receivables-Backed Nts., Series 2010-4, Cl. D, 4.20%, 11/8/16                          $  910,000            $ 943,980
AmeriCredit Automobile Receivables Trust 2011-1,
Automobile Receivables-Backed Nts., Series 2011-1, Cl. D, 4.26%, 2/8/17                              140,000              140,847
AmeriCredit Automobile Receivables Trust 2011-2,
Automobile Receivables-Backed Nts.:
Series 2011-2, Cl. A3, 1.61%, 10/8/15                                                                160,000              161,317
Series 2011-2, Cl. D, 4%, 5/8/17                                                                     285,000              283,885
AmeriCredit Prime Automobile Receivables Trust 2010-1,
Automobile Receivables Nts., Series 2010-1, Cl. A2, 0.97%, 1/15/13                                    22,826               22,828
AmeriCredit Prime Automobile Receivables Trust 2010-2,
Automobile Receivables Nts., Series 2010-2, Cl. A2, 1.22%, 10/8/13                                   134,793              135,129
CarMax Auto Owner Trust 2010-3, Automobile Asset-Backed
Nts., Series 2010-3, Cl. A3, 0.99%, 2/17/15                                                          135,000              134,948
Carrington Mortgage Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2006-FRE1, Cl. A2, 0.296%, 7/25/36(3)                                           387,460              366,510
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A, Cl. 1, 5.43%, 7/20/15(2)                135,281              143,860
Citibank Credit Card Issuance Trust, Credit Card Receivable
Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15                                                            310,000              330,493
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A12, Cl. A12, 3.35%, 8/15/16(2)                                                          540,000              552,996
Series 2009-A13, Cl. A13, 5.35%, 8/15/18(2)                                                          510,000              558,048
Series 2009-A17, Cl. A17, 4.90%, 11/15/18(2)                                                         510,000              552,348
Series 2009-A8, Cl. A8, 2.287%, 5/16/16(2),(3)                                                       750,000              759,194
CNH Wholesale Master Note Trust 2011-1, Equipment Nts.,
Series 2011-1, Cl. 1A, 0.987%, 1/20/41(3)                                                            560,000              562,612
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.926%, 2/25/33(3)                                                             13,848               13,270
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36                                                           1,172,172              956,264
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36                                                             241,518              206,458
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 0.306%, 6/25/47(3)                                            920,000              819,039
DSC Floorplan Master Owner Trust, Automobile Receivable
Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16                                                           490,000              495,177
DT Auto Owner Trust 2009-1, Automobile Receivable Nts.,
Series 2009-1, Cl. A1, 2.98%, 10/15/15(2)                                                            490,444              495,177
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts.,
Series 2011-1A, Cl. C, 3.05%, 8/15/15(2)                                                             675,000              678,354
DT Auto Owner Trust 2011-2A, Automobile Receivable Nts.,
Series 2011-2A, Cl. C, 3.05%, 7/15/13(2)                                                             165,000              165,336
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-
Through Certificates, Series 2006-FF9, Cl. 2A2, 0.296%, 6/25/36(3)                                    33,426               33,311
First Investors Auto Owner Trust 2011-1, Automobile
Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15                                               547,728              548,303

                          3 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                             Principal
                                                                                               Amount                Value
                                                                                             ----------            ---------
Ford Credit Auto Lease Trust, Automobile Receivable Nts.,
Series 2010-B, Cl. A2, 0.75%, 10/15/12(2)                                                    $ 560,000             $560,331
Ford Credit Auto Owner Trust, Automobile Receivable Nts.,
Series 2010-A, Cl. A4, 2.15%, 6/15/15                                                          785,000              803,354
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-
Backed Nts., Series 2009-2, Cl. A, 1.737%, 9/15/14(3)                                          550,000              557,609
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-
Backed Nts., Series 2010-1, Cl. A, 1.837%, 12/15/14(2),(3)                                     560,000              570,647
Ford Credit Floorplan Master Owner Trust 2011-1, Asset-
Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16                                             595,000              603,949
GE Capital Credit Card Master Note Trust, Asset-Backed Nts.,
Series 2009-2, Cl. A, 3.69%, 7/15/15                                                           255,000              262,321
GE Dealer Floorplan Master Note Trust, Asset-Backed
Securities, Series 2009-2A, Cl. A, 1.736%, 10/20/14(2),(3)                                     570,000              578,578
GMAC Mortgage Servicer Advance Funding Ltd., Asset-
Backed Nts., Series 2011-1A, Cl. A, 3.72%, 2/15/23(2)                                          540,000              545,375
Hertz Vehicle Financing LLC, Automobile Receivable Nts.,
Series 2010-1A, Cl. A1, 2.60%, 2/25/15(2)                                                      540,000              551,194
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2005-3, Cl. A1,
0.446%, 1/20/35(3)                                                                             372,606              350,945
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.296%, 3/20/36(3)               37,728               37,665
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 1.537%, 3/15/16(3)                                        575,000              581,846
Navistar Financial Dealer Note Master Owner Trust, Asset-
Backed Nts., Series 2010-1, Cl. A, 1.836%, 1/26/15(2),(3)                                      900,000              905,759
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed
Nts., Series 2010-B, Cl. A3, 1.12%, 12/15/13                                                   500,000              502,524
Nissan Master Owner Trust, Automobile Receivable Nts.,
Series 2010-AA, Cl. A, 1.337%, 1/15/15(2),(3)                                                  540,000              546,020
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-KS7, Cl. A2, 0.286%, 9/25/36(3)                          62,109               61,885
Santander Drive Auto Receivables Trust 2010-2, Automobile
Receivables Nts., Series 2010-2, Cl. A2, 0.95%, 8/15/13                                        369,780              370,171
Santander Drive Auto Receivables Trust 2010-3, Automobile
Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17                                        545,000              545,846
Santander Drive Auto Receivables Trust 2010-A, Automobile
Receivables Nts., Series 2010-A, Cl. A2, 1.37%, 8/15/13(2)                                     526,175              527,683
Santander Drive Auto Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. D, 4.01%, 2/15/17                                         580,000              576,624
Santander Drive Auto Receivables Trust 2011-S1A,
Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17(4)                         668,375              669,211
Santander Drive Auto Receivables Trust 2011-S2A,
Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%, 6/15/17(2)                         480,000              479,568

                          4 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                          Principal
                                                                            Amount                   Value
                                                                          ----------               ---------
Volkswagen Auto Lease Trust 2010-A, Automobile Receivable
Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13                               $   495,000             $  496,272
Westlake Automobile Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. A3, 1.49%, 6/16/14(2)                     255,000                255,262
World Financial Network Credit Card Master Note Trust,
Credit Card Receivables, Series 2009-A, Cl. A, 4.60%, 9/15/15                  415,000                420,826
                                                                                                   ----------
Total Asset-Backed Securities (Cost $24,181,054)                                                   23,952,935
MORTGAGE-BACKED OBLIGATIONS-27.0%
GOVERNMENT AGENCY-21.7%
FHLMC/FNMA/FHLB/SPONSORED-21.3%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/18                                                                  73,498                 78,578
5%, 6/1/40                                                                   1,051,598              1,123,412
5%, 8/15/33(5)                                                                 226,301                241,786
5.50%, 9/1/39                                                                1,674,017              1,810,351
6%, 7/15/24                                                                     94,136                103,662
7%, 10/1/37                                                                  1,606,145              1,850,548
8%, 4/1/16                                                                      16,120                 17,810
9%, 8/1/22-5/1/25                                                                5,785                  6,623
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                  16,490                 19,020
Series 2006-11, Cl. PS, 23.885%, 3/25/36(3)                                    431,813                570,669
Series 2034, Cl. Z, 6.50%, 2/15/28                                             165,933                193,021
Series 2053, Cl. Z, 6.50%, 4/15/28                                             170,633                196,037
Series 2426, Cl. BG, 6%, 3/15/17                                               801,362                867,267
Series 2427, Cl. ZM, 6.50%, 3/15/32                                            904,151              1,024,232
Series 2626, Cl. TB, 5%, 6/1/33                                                995,667              1,074,220
Series 2638, Cl. KG, 4%, 11/1/27                                                17,551                 17,551
Series 2663, Cl. BA, 4%, 8/1/16                                                524,336                530,419
Series 2686, Cl. CD, 4.50%, 2/1/17                                             201,185                202,906
Series 2907, Cl. GC, 5%, 6/1/27                                                121,412                122,081
Series 2929, Cl. PC, 5%, 1/1/28                                                 73,042                 73,253
Series 2952, Cl. GJ, 4.50%, 12/1/28                                             39,959                 40,104
Series 3019, Cl. MD, 4.75%, 1/1/31                                             457,091                465,881
Series 3025, Cl. SJ, 24.064%, 8/15/35(3)                                        84,853                111,115
Series 3242, Cl. QA, 5.50%, 3/1/30                                             247,923                252,228
Series 3848, Cl. WL, 4%, 4/1/40                                                728,341                771,435
Series R001, Cl. AE, 4.375%, 4/1/15                                             71,479                 72,218
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 183, Cl. IO, 17.792%, 4/1/27(6)                                         253,749                 49,898
Series 192, Cl. IO, 14.054%, 2/1/28(6)                                          75,292                 15,340
Series 2130, Cl. SC, 53.149%, 3/15/29(6)                                       207,434                 39,526
Series 243, Cl. 6, 1.085%, 12/15/32(6)                                         304,484                 59,882
Series 2527, Cl. SG, 43.421%, 2/15/32(6)                                        72,897                  3,067
Series 2531, Cl. ST, 24.989%, 2/15/30(6)                                       120,357                  5,238
Series 2639, Cl. SA, 11.093%, 7/15/22(6)                                       590,421                 60,377
Series 2796, Cl. SD, 69.153%, 7/15/26(6)                                       313,721                 57,345
Series 2802, Cl. AS, 70.686%, 4/15/33(6)                                       307,710                 29,437

                          5 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                           Principal
                                                                             Amount                  Value
                                                                          ------------             -----------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2920, Cl. S, 68.164%, 1/15/35(6)                                    $ 1,709,596             $   275,720
Series 3110, Cl. SL, 99.999%, 2/15/26(6)                                       273,260                  38,818
Series 3451, Cl. SB, 29.003%, 5/15/38(6)                                     2,148,226                 281,676
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 3.632%, 6/1/26(7)                     69,540                  60,286
Federal National Mortgage Assn.:
4%, 7/1/26(8)                                                                  550,000                 573,031
4.50%, 7/1/26-7/1/41(8)                                                     19,833,000              20,631,357
5%, 8/1/41(8)                                                               20,117,000              21,320,882
5.50%, 7/1/26-7/1/41(8)                                                     13,273,000              14,355,552
6%, 9/25/19-3/1/37                                                           1,885,820               2,076,348
6%, 7/1/41(8)                                                                7,265,000               7,981,285
6.50%, 8/1/41(8)                                                             3,349,000               3,782,803
7%, 11/1/17                                                                    279,819                 294,941
7.50%, 1/1/33                                                                  230,555                 270,289
8.50%, 7/1/32                                                                    9,181                  10,526
Federal National Mortgage Assn., 15 yr., 3.50%, 6/1/26(8)                    6,555,000               6,675,861
Federal National Mortgage Assn., 30 yr., 4%, 8/1/41(8)                       8,340,000               8,317,849
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                               89,309                 101,667
Trust 1998-61, Cl. PL, 6%, 11/25/28                                            270,587                 302,259
Trust 2001-44, Cl. QC, 6%, 9/25/16                                             620,496                 667,862
Trust 2003-130, Cl. CS, 13.728%, 12/25/33(3)                                   554,063                 656,169
Trust 2004-101, Cl. BG, 5%, 1/25/20                                          2,125,126               2,271,355
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                                           329,292                 331,422
Trust 2004-9, Cl. AB, 4%, 7/1/17                                               106,690                 108,921
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                      1,550,000               1,719,782
Trust 2005-12, Cl. JC, 5%, 6/1/28                                              354,232                 358,981
Trust 2005-22, Cl. EC, 5%, 10/1/28                                             159,079                 161,419
Trust 2005-30, Cl. CU, 5%, 4/1/29                                              196,124                 200,066
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                                          758,807                 809,728
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                          160,000                 172,627
Trust 2006-46, Cl. SW, 23.518%, 6/25/36(3)                                     345,140                 442,460
Trust 2009-36, Cl. FA, 1.126%, 6/25/37(3)                                      926,284                 935,483
Trust 2009-37, Cl. HA, 4%, 4/1/19                                            1,246,470               1,312,777
Trust 2009-70, Cl. PA, 5%, 8/1/35                                            1,353,217               1,439,764
Trust 2011-15, Cl. DA, 4%, 3/1/41                                              508,894                 523,399
Trust 2011-3, Cl. KA, 5%, 4/1/40                                               706,288                 767,611
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Trust 2001-63, Cl. SD, 48.834%, 12/18/31(6)                                      9,055                   1,551
Trust 2001-65, Cl. S, 51.681%, 11/25/31(6)                                     678,189                 118,923
Trust 2001-68, Cl. SC, 48.948%, 11/25/31(6)                                      5,846                   1,003
Trust 2001-81, Cl. S, 41.42%, 1/25/32(6)                                       155,120                  29,082
Trust 2002-38, Cl. SO, 64.202%, 4/25/32(6)                                     304,057                  46,558
Trust 2002-47, Cl. NS, 41.312%, 4/25/32(6)                                     323,472                  62,172
Trust 2002-51, Cl. S, 41.601%, 8/25/32(6)                                      297,020                  57,376
Trust 2002-52, Cl. SD, 49.613%, 9/25/32(6)                                     374,519                  74,606

                          6 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                           Principal
                                                                             Amount             Value
                                                                         ------------        -----------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-7, Cl. SK, 50.372%, 1/25/32(6)                                  $   11,623        $     2,399
Trust 2002-77, Cl. BS, 44.259%, 12/18/32(6)                                    21,885              4,118
Trust 2002-77, Cl. IS, 57.51%, 12/18/32(6)                                    518,022            103,602
Trust 2002-77, Cl. SH, 50.741%, 12/18/32(6)                                   220,772             44,191
Trust 2002-9, Cl. MS, 40.456%, 3/25/32(6)                                     218,687             42,691
Trust 2002-90, Cl. SN, 52.092%, 8/25/32(6)                                     18,489              2,590
Trust 2002-90, Cl. SY, 55.462%, 9/25/32(6)                                      9,095              1,318
Trust 2003-33, Cl. SP, 52.493%, 5/25/33(6)                                    752,136            128,772
Trust 2003-4, Cl. S, 48.709%, 2/25/33(6)                                      385,251             72,300
Trust 2003-46, Cl. IH, 0%, 6/1/23(6),(9)                                    2,417,532            344,313
Trust 2003-89, Cl. XS, 92.727%, 11/25/32(6)                                   264,833             20,119
Trust 2004-54, Cl. DS, 59.696%, 11/25/30(6)                                   338,205             50,741
Trust 2004-56, Cl. SE, 25.06%, 10/25/33(6)                                  2,611,311            431,391
Trust 2005-14, Cl. SE, 48.23%, 3/25/35(6)                                     420,064             53,138
Trust 2005-40, Cl. SA, 71.05%, 5/25/35(6)                                     961,034            161,932
Trust 2005-71, Cl. SA, 66.205%, 8/25/25(6)                                  1,005,230            144,738
Trust 2005-93, Cl. SI, 23.446%, 10/25/35(6)                                   283,843             44,802
Trust 2006-129, Cl. SM, 22.615%, 1/25/37(6)                                 1,517,428            245,965
Trust 2006-60, Cl. DI, 48.346%, 4/25/35(6)                                    270,086             37,871
Trust 2007-88, Cl. XI, 32.886%, 6/25/37(6)                                  5,176,220            754,725
Trust 2008-55, Cl. SA, 26.50%, 7/25/38(6)                                   1,134,284            111,190
Trust 2008-67, Cl. KS, 50.655%, 8/25/34(6)                                    979,206             95,413
Trust 214, Cl. 2, 39.997%, 3/1/23(6)                                          428,000             78,651
Trust 222, Cl. 2, 27.949%, 6/1/23(6)                                          560,137            105,950
Trust 247, Cl. 2, 40.757%, 10/1/23(6)                                         127,349             24,902
Trust 252, Cl. 2, 38.584%, 11/1/23(6)                                         458,819             86,553
Trust 319, Cl. 2, 10.046%, 2/1/32(6)                                          156,761             36,376
Trust 320, Cl. 2, 15.895%, 4/1/32(6)                                          732,151            166,972
Trust 331, Cl. 9, 14.653%, 2/1/33(6)                                           57,300             12,114
Trust 334, Cl. 17, 22.18%, 2/1/33(6)                                          280,373             65,562
Trust 339, Cl. 12, 2.545%, 7/1/33(6)                                          588,443            105,360
Trust 339, Cl. 7, 27.163%, 7/1/33(6)                                        1,092,543            182,324
Trust 343, Cl. 13, 5.748%, 9/1/33(6)                                          545,509             96,141
Trust 343, Cl. 18, 3.014%, 5/1/34(6)                                           88,366             17,303
Trust 345, Cl. 9, 49.777%, 1/1/34(6)                                          771,783            161,880
Trust 351, Cl. 10, 1.154%, 4/1/34(6)                                          146,986             24,788
Trust 351, Cl. 8, 5.967%, 4/1/34(6)                                           297,678             50,089
Trust 356, Cl. 10, 18.631%, 6/1/35(6)                                         246,539             41,531
Trust 356, Cl. 12, 21.677%, 2/1/35(6)                                         122,941             20,547
Trust 362, Cl. 13, 1.482%, 8/1/35(6)                                        1,396,585            238,490
Trust 364, Cl. 16, 13.764%, 9/1/35(6)                                         579,474            109,618
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 3.921%, 9/25/23(7)               215,438            189,002
                                                                                             -----------
                                                                                             117,491,256

                          7 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                             Principal
                                                                               Amount                    Value
                                                                            ------------               -----------
GNMA/GUARANTEED-0.2%
Government National Mortgage Assn.:
2.375%, 4/8/26(3)                                                           $   13,260                 $   13,726
7%, 1/29/24-4/29/26                                                            100,873                    117,320
7.50%, 5/29/27                                                                 446,899                    524,514
8%, 5/30/17                                                                     15,850                     18,158
8.50%, 8/1/17-12/15/17                                                           8,195                      9,292
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 88.386%, 1/16/27(6)                                    455,306                     85,245
Series 2002-15, Cl. SM, 79.685%, 2/16/32(6)                                    368,804                     71,759
Series 2002-76, Cl. SY, 78.577%, 12/16/26(6)                                   926,179                    184,758
Series 2004-11, Cl. SM, 75.819%, 1/17/30(6)                                    337,847                     76,308
Series 2007-17, Cl. AI, 21.74%, 4/16/37(6)                                   1,459,575                    255,624
                                                                                                       ----------
                                                                                                        1,356,704
OTHER AGENCY-0.2%
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts., Series
2010-R3, Cl. 2A, 0.75%, 12/8/20(3)                                           1,048,722                 1,054,700
NON-AGENCY-5.3%
COMMERCIAL-3.4%
Banc of America Commercial Mortgage Trust 2007-1,
Commercial Mtg. Pass-Through Certificates, Series 2007-1,
Cl. A4, 5.451%, 1/1/49                                                         790,000                   855,468
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through
Certificates, Series 2007-4, Cl. 22A1, 5.762%, 6/1/47(3)                       608,184                   486,863
CFCRE Commercial Mortgage Trust, Commercial Mtg. Pass-
Through Certificates, Series 2011-C1, Cl. A1, 1.871%, 4/1/44(2)                175,394                   175,922
CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-
Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37                       162,834                   134,794
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                         655,000                   695,924
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through
Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                       512,968                   293,720
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Series 2010-C1, Cl. A1, 3.156%,
7/1/46(2)                                                                      646,842                   652,096
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Interest-Only Stripped Mtg.-
Backed Security, Series 2010-C1, Cl. XPA, 4.843%, 9/1/20(2),(6)              5,203,704                   432,330
First Horizon Alternative Mortgage Securities Trust 2004-
FA2, Mtg. Pass-Through Certificates, Series 2004-FA2,
Cl. 3A1, 6%, 1/25/35                                                           513,918                   502,065
First Horizon Alternative Mortgage Securities Trust 2007-
FA2, Mtg. Pass-Through Certificates, Series 2007-FA2,
Cl. 1A1, 5.50%, 4/25/37                                                        536,501                   372,407
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2005-GG5, Commercial Mtg. Pass-Through
Certificates, Series 2005-GG5, Cl. AM, 5.277%, 4/1/37                          875,000                   847,440

                          8 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                      Principal
                                                                                        Amount                   Value
                                                                                     ------------             ----------
COMMERCIAL CONTINUED
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49                              $  860,000               $  924,196
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2011-GC3, Cl. A1, 2.331%, 3/1/44                                    469,325                  477,319
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35                                    64,830                   64,756
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed
Bonds, Series 2005-4, Cl. 1A1A, 0.726%, 5/25/35(3)                                      334,275                  253,611
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-
Through Certificates, Series 2005-AR23, Cl. 6A1, 5.181%,
11/1/35(3)                                                                              772,649                  572,344
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2011-C3, Cl. A1, 1.875%, 2/1/46(2)                                               525,633                  529,843
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(2)                                              780,000                  763,220
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(4)                                           325,000                  327,156
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49                                              850,000                  885,549
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                                                230,000                  246,929
Series 2007-LD11, Cl. A2, 5.802%, 6/15/49(3)                                            715,000                  735,004
JPMorgan Chase Commercial Mortgage Securities Trust
2007-CB19, Commercial Mtg. Pass-Through Certificates,
Series 2007-CB19, Cl. AM, 5.932%, 2/1/49(3)                                             375,000                  364,405
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through
Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37                                      790,056                  628,616
LB-UBS Commercial Mortgage Trust 2006-C3, Commercial
Mtg. Pass-Through Certificates, Series 2006-C3, Cl. AM,
5.712%, 3/11/39                                                                         165,000                  164,656
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg. Pass-
Through Certificates, Series 2004-13, Cl. 2A2, 2.796%,
4/1/34(3)                                                                               447,059                  439,919
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                      842,483                  863,057
ML-CFC Commercial Mortgage Trust 2006-3, Commercial
Mtg. Pass-Through Certificates, Series 2006-3, Cl. AM,
5.456%, 7/12/46                                                                       1,095,000                1,089,256
Morgan Stanley Capital I Trust 2007-IQ16, Commercial Mtg.
Pass-Through Certificates, Series 2007-IQ16, Cl. AM, 6.313%,
12/1/49(3)                                                                              500,000                  495,449
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-
Through Certificates, Series 2007-6, Cl. 3A1, 5.244%, 7/1/37(3)                         732,114                  487,814
Wachovia Bank Commercial Mortgage Trust 2006-C28,
Commercial Mtg. Pass-Through Certificates, Series 2006-
C28, Cl. A4, 5.572%, 10/1/48                                                            600,000                  649,584
Wachovia Bank Commercial Mortgage Trust 2007-C34,
Commercial Mtg. Pass-Through Certificates, Series 2007-
C34, Cl. A3, 5.678%, 5/1/46                                                             585,000                  632,305
WaMu Mortgage Pass-Through Certificates 2005-AR14
Trust, Mtg. Pass-Through Certificates, Series 2005-AR14,
Cl. 1A4, 2.665%, 12/1/35(3)                                                             429,472                  369,762

                          9 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                          Principal
                                                                                            Amount            Value
                                                                                          ------------      ----------
COMMERCIAL CONTINUED
Wells Fargo Commercial Mortgage Trust 2010-C1,
Commercial Mtg. Pass-Through Certificates, Series 2010-C1,
Cl. A1, 3.349%, 11/1/43(2)                                                                 $   414,051      $  415,985
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1,
6.088%, 11/1/37(3)                                                                             539,899        440,473
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only
Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 6.192%, 3/1/44(6)         6,765,000        642,327
                                                                                                           ----------
                                                                                                           18,912,564
MULTIFAMILY-0.4%
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-
Through Certificates, Series 2006-AR3, Cl. 1A2A, 5.688%,
6/1/36(3)                                                                                      504,860        442,717
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Pass-Through Certificates, Series 2001-3, Cl. A2, 6.07%,
6/1/38                                                                                         567,057        570,256
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through
Certificates, Series 2007-A3, Cl. 3A2M, 5.557%, 5/1/37(3)                                      119,178        103,579
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1,
2.819%, 3/25/36(3)                                                                           1,230,527      1,041,877
                                                                                                            ---------
                                                                                                            2,158,429
OTHER-0.2%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39                                          710,000        762,609
RESIDENTIAL-1.3%
Banc of America Funding 2007-C Trust, Mtg. Pass-Through
Certificates, Series 2007-C, Cl. 1A4, 5.58%, 5/1/36(3)                                         190,000       173,982
Banc of America Mortgage Securities, Inc., Mtg. Pass-
Through Certificates, Series 2004-E, Cl. 2A6, 2.867%, 6/1/34(3)                                387,811        353,560
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-
Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35                                   184,290        162,281
CHL Mortgage Pass-Through Trust 2005-HYB7, Mtg. Pass-
Through Certificates, Series 2005-HYB7, Cl. 6A1, 5.383%, 11/1/35(3)                            573,907        426,205
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-
Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36                                        490,410        466,827
Countrywide Alternative Loan Trust 2005-29CB, Mtg. Pass-
Through Certificates, Series 2005-29CB, Cl. A4, 5%, 7/1/35                                   1,782,290      1,364,420
Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-
Through Certificates, Series 2007-19, Cl. 1A34, 6%, 8/1/37                                     487,741        378,697
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36                                              483,362        464,761
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-
Through Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36                                   587,051        519,549
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-
Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                  230,165        235,299

                          10 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                           Principal
                                                                                             Amount          Value
                                                                                          ------------   ------------
RESIDENTIAL CONTINUED
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                              $ 48,769       $    29,536
Residential Asset Securitization Trust 2005-A15, Mtg. Pass-
Through Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36                              127,129           104,279
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-
Through Certificates, Series 2004-5, Cl. 3 A1, 2.542%, 5/1/34(3)                           754,874           685,131
Thornburg Mortgage Securities Trust 2006-6, Mtg. Pass-
Through Certificates, Series 2006-6, Cl. A2, 0.336%,
11/25/46(3)                                                                                565,694           557,727
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1,
5.684%, 5/1/37(3)                                                                          487,305           427,329
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-
Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1,
6.25%, 11/1/37                                                                             428,004           364,918
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.874%,
9/1/34(3)                                                                                  197,611           196,688
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2,
5.693%, 10/1/36(3)                                                                         512,419           453,315
                                                                                                         -----------
                                                                                                           7,364,504
                                                                                                         -----------
Total Mortgage-Backed Obligations (Cost $146,567,370)                                                    149,100,766
U.S. GOVERNMENT OBLIGATIONS-0.5%
Federal Home Loan Mortgage Corp. Nts.:
1.75%, 9/10/15                                                                             160,000           160,762
2.50%, 5/27/16                                                                             210,000           215,520
5%, 2/16/17                                                                                240,000           274,190
5.25%, 4/18/16                                                                             425,000           489,805
5.50%, 7/18/16                                                                             240,000           279,200
Federal National Mortgage Assn. Nts.:
2.375%, 4/11/16                                                                            410,000           418,817
4.875%, 12/15/16                                                                           345,000           391,718
5%, 3/15/16                                                                                270,000           307,892
                                                                                                         -----------
Total U.S. Government Obligations (Cost $2,470,014)                                                        2,537,904
NON-CONVERTIBLE CORPORATE BONDS AND NOTES-13.1%
CONSUMER DISCRETIONARY-1.8%
DIVERSIFIED CONSUMER SERVICES-0.1%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                                 530,000           571,075
HOTELS, RESTAURANTS & LEISURE-0.3%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15(2)                               780,000           820,519
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts., 6/15/16                        580,000           652,216
                                                                                                         -----------
                                                                                                           1,472,735
HOUSEHOLD DURABLES-0.3%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14                               398,000           442,633
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13                                    527,000           564,234
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                                                       213,000           225,853

                          11 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                             Principal
                                                                               Amount                Value
                                                                            ------------          ---------
HOUSEHOLD DURABLES CONTINUED
8% Sr. Unsec. Nts., 5/1/12                                                  $  410,000            $ 433,250
                                                                                                  ---------
                                                                                                  1,665,970
LEISURE EQUIPMENT & PRODUCTS-0.1%
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13                                  490,000              524,224
MEDIA-0.8%
Comcast Cable Communications Holdings, Inc., 9.455% Sr.
Unsec. Nts., 11/15/22                                                          317,000              441,534
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.375%
Sr. Unsec. Nts., 3/1/41                                                        431,000              461,755
Historic TW, Inc., 9.125% Debs., 1/15/13                                       183,000              203,574
Interpublic Group of Cos., Inc. (The):
6.25% Sr. Unsec. Nts., 11/15/14                                                200,000              222,500
10% Sr. Unsec. Nts., 7/15/17                                                   620,000              736,250
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                               487,000              564,920
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                     279,000              357,604
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                                 296,000              354,194
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21(2)                                                307,000              327,322
6.50% Sr. Sec. Nts., 1/15/18                                                   658,000              724,623
                                                                                                  ---------
                                                                                                  4,394,276
MULTILINE RETAIL-0.1%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21                         554,000              543,948
SPECIALTY RETAIL-0.1%
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20                          569,000              569,000
CONSUMER STAPLES-0.7%
FOOD & STAPLES RETAILING-0.1%
Wal-Mart Stores, Inc., 5.625% Sr. Unsec. Nts., 4/15/41                         338,000              349,990
FOOD PRODUCTS-0.3%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                                           63,000               67,945
8.50% Sr. Unsec. Nts., 6/15/19                                                 365,000              445,407
Kraft Foods, Inc., 6% Sr. Unsec. Nts., 2/11/13                                 492,000              530,632
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18                           550,000              585,750
                                                                                                  ---------
                                                                                                  1,629,734
HOUSEHOLD PRODUCTS-0.1%
Energizer Holdings, Inc., 4.70% Sr. Nts., 5/19/21(2)                           566,000              559,722
TOBACCO-0.2%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                             415,000              596,957
Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 5/1/40                          320,000              353,024
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                           491,000              542,971
                                                                                                  ---------
                                                                                                  1,492,952
ENERGY-1.4%
ENERGY EQUIPMENT & SERVICES-0.4%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                                      725,000              733,290
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                                   475,000              508,541
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds, 8/1/36                 340,000              351,813
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec.
Unsub. Nts., 9/15/20                                                           410,000              419,107
                                                                                                  ---------
                                                                                                  2,012,751

                          12 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                           Principal
                                                                                             Amount                 Value
                                                                                           ---------             ----------
OIL, GAS & CONSUMABLE FUELS-1.1%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40                                   $ 343,000              $ 348,799
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Unsub. Nts., 12/15/17                      495,000                532,125
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20                                  782,000                878,787
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12(2)                                490,000                509,714
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13                     909,000                973,403
Kinder Morgan Energy Partners LP, 6.50% Sr. Unsec. Unsub. Nts., 9/1/39                       261,000                271,909
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                                          573,000                573,374
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19                                      503,000                548,270
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14(2)               305,000                335,134
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15(2)                       930,000                944,082
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21(2)                                     390,000                383,255
                                                                                                                  ---------
                                                                                                                  6,298,852
FINANCIALS-5.5%
CAPITAL MARKETS-1.2%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19(2)                      940,000              1,012,122
Credit Suisse Guernsey Ltd., 5.86% Jr. Sub. Perpetual Nts.(10)                               798,000                766,479
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                570,000                540,596
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21(2)                                      735,000                740,302
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20(2)                                                     218,000                220,908
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17                                            1,275,000              1,352,497
Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts., 1/19/16                                520,000                526,909
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12                           525,000                537,084
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13                                           223,000                226,908
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Nts.(10)                            772,000                764,280
                                                                                                                  ---------
                                                                                                                  6,688,085
COMMERCIAL BANKS-1.2%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12(2)                         603,000                612,387
BNP Paribas SA, 5.186% Sub. Perpetual Nts.(2),(10)                                           580,000                536,790
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37                              1,017,000              1,006,830
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(3)                                    1,370,000              1,301,500
Huntington Bancshares, Inc., 7% Sub. Nts., 12/15/20                                          576,000                650,174
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(2)                                      598,000                564,693
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K(10)                              827,000                897,295
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14                                               723,000                793,054
                                                                                                                  ---------
                                                                                                                  6,362,723
CONSUMER FINANCE-0.2%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13                                    528,000                564,997

                          13 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                           Principal
                                                                                             Amount                  Value
                                                                                           ------------          ----------
SLM Corp., 6.25% Sr. Nts., 1/25/16                                                         $ 739,000              $ 767,135
                                                                                                                  ---------
                                                                                                                  1,332,132
DIVERSIFIED FINANCIAL SERVICES-0.9%
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts., 1/5/21                                 210,000                220,647
Citigroup, Inc., 3.953% Sr. Unsec. Nts., 6/15/16                                           1,208,000              1,237,412
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67(2),(3)                                 631,000                560,013
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(10)                                     585,000                541,125
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(10)                                  1,578,000              1,700,682
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                                     837,000                930,618
                                                                                                                  ---------
                                                                                                                  5,190,497
INSURANCE-1.5%
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                                                        462,000                477,641
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                                                      540,000                562,090
Hartford Financial Services Group, Inc. (The), 5.25% Sr. Unsec.
Nts., 10/15/11                                                                               510,000                516,213
International Lease Finance Corp., 5.75% Sr. Unsec. Unsub. Nts.,
5/15/16                                                                                      539,000                531,073
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec.
Unsub. Nts., 1/14/13(2)                                                                      720,000                612,427
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21(2)                                           808,000                766,051
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67                               1,102,000              1,071,695
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub. Nts., 9/17/12                           593,000                608,886
Reinsurance Group of America, Inc., 5% Sr. Unsec. Nts., 6/1/21                               784,000                776,595
Swiss Re Capital I LP, 6.854% Perpetual Bonds(2),(10)                                      1,077,000              1,040,442
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16                            563,000                574,339
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37(3),(4)                                 552,000                552,000
                                                                                                                  ---------
                                                                                                                  8,089,452
REAL ESTATE INVESTMENT TRUSTS-0.4%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts., 9/15/11                          225,000                227,564
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12                    277,000                286,268
CommonWealth REIT, 6.95% Sr. Unsec. Nts., 4/1/12                                             129,000                133,253
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12                                   208,000                212,398
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts., 3/1/12                                   514,000                522,830
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12(2)                    534,000                561,223
                                                                                                                  ---------
                                                                                                                  1,943,536
HEALTH CARE-0.3%
BIOTECHNOLOGY-0.1%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                                               353,000                346,996
HEALTH CARE PROVIDERS & SERVICES-0.1%
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41                                            288,000                308,740
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40                                      345,000                342,876
                                                                                                                  ----------
                                                                                                                    651,616

                          14 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                Principal
                                                                                  Amount            Value
                                                                               ------------      ----------
PHARMACEUTICALS-0.1%
Mylan, Inc., 6% Sr. Nts., 11/15/18(2)                                          $  565,000        $  577,006
INDUSTRIALS-0.7%
AEROSPACE & DEFENSE-0.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                            526,000           539,150
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                                 475,000           519,531
                                                                                                 ----------
                                                                                                  1,058,681
COMMERCIAL SERVICES & SUPPLIES-0.2%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                              525,000           574,219
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11                    445,000           447,592
                                                                                                 ----------
                                                                                                  1,021,811
INDUSTRIAL CONGLOMERATES-0.3%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12                                          495,000           512,549
5.25% Sr. Unsec. Nts., 10/19/12                                                    85,000            89,626
6.375% Unsec. Sub. Bonds, 11/15/67                                              1,005,000         1,033,894
                                                                                                 ----------
                                                                                                  1,636,069
INFORMATION TECHNOLOGY-0.7%
COMMUNICATIONS EQUIPMENT-0.2%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                                     620,000           653,971
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41                     219,000           226,321
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                                       490,000           500,868
                                                                                                 ----------
                                                                                                  1,381,160
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.2%
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts., 11/1/15                   990,000         1,003,542
OFFICE ELECTRONICS-0.1%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13                                       528,000           568,605
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.1%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18                                   373,000           421,719
SOFTWARE-0.1%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20                             625,000           601,766
MATERIALS-0.7%
CHEMICALS-0.3%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                                     240,000           251,165
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                                             456,000           464,058
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                                     485,000           548,050
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40        323,000           325,349
                                                                                                 ----------
                                                                                                  1,588,622
CONTAINERS & PACKAGING-0.1%
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17                                        487,000           527,123
METALS & MINING-0.3%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                     759,000           830,158
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15                             31,000            34,132
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                                             170,000           185,068
6% Sr. Unsec. Unsub. Nts., 10/15/15                                               296,000           330,068
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                                             242,000           255,895

                          15 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                              Principal
                                                                                Amount            Value
                                                                             ------------      ------------
Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub. Bonds,
11/15/16(2)                                                                  $     78,000      $     87,408
                                                                                               ------------
                                                                                                  1,722,729

TELECOMMUNICATION SERVICES-0.6%
DIVERSIFIED TELECOMMUNICATION SERVICES-0.5%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                                       761,000           808,546
British Telecommunications plc, 9.875% Bonds, 12/15/30                            325,000           447,591
CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts., Series P,
9/15/39                                                                           193,000           186,167
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17                     527,000           575,748
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                               531,000           602,685
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38                      318,000           345,786
                                                                                               ------------
                                                                                                  2,966,523
WIRELESS TELECOMMUNICATION SERVICES-0.1%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17                                370,000           418,839
UTILITIES-0.7%
ELECTRIC UTILITIES-0.7%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(2)                          465,000           490,274
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39                       317,000           330,693
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13                  553,000           565,779
Northeast Utilities Co., 7.25% Sr. Unsec. Nts., 4/1/12                            525,000           547,279
Oncor Electric Delivery Co., 7% Debs., 9/1/22                                     470,000           561,059
PPL WEM Holdings plc, 3.90% Sr. Unsec. Nts., 5/1/16(2)                            804,000           825,556
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19(2)                            540,000           694,565
                                                                                               ------------
                                                                                                  4,015,205
                                                                                               ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $69,679,182)                               72,199,666
CONVERTIBLE CORPORATE BONDS AND NOTES-2.4%
Standard Chartered plc, 6.409% Cv. Jr. Unsec. Sub. Bonds,
1/29/49(2)                                                                        800,000           762,451
Take-Two Interactive Software, Inc., 4.375% Cv. Sr. Nts., 6/1/14                7,750,000        12,254,688
                                                                                               ------------
Total Convertible Corporate Bonds and Notes (Cost $12,727,922)                                   13,017,139

                                                                               Shares
                                                                             -----------
INVESTMENT COMPANY-21.7%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.15%(11),(12) (Cost $119,768,548)                                           119,768,548       119,768,548
Total Investments, at Value (Cost $601,783,641)                                    115.5%      636,775,159
Liabilities in Excess of Other Assets                                              (15.5)      (85,610,627)
                                                                             -----------     --------------
Net Assets                                                                         100.0%    $ 551,164,532
                                                                             ===========     ==============

Footnotes to Statement of Investments

----------
1. Non-income producing security.

                          16 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $27,698,971 or 5.03% of the Fund's net assets as of June 30, 2011.

3. Represents the current interest rate for a variable or increasing rate security.

4. Restricted security. The aggregate value of restricted securities as of June 30, 2011 was $1,548,367, which represents 0.28% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:




                                                                                                                   UNREALIZED
                                                ACQUISITION                                                      APPRECIATION
SECURITY                                              DATES                 COST               VALUE           (DEPRECIATION)
--------------------------------------        -------------         ------------        ------------         ----------------
JPMorgan Chase
Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2007-LDPX,
Cl. A2S2, 5.187%, 1/1/49                             7/14/10        $   320,938         $   327,156          $         6,218
Santander Drive Auto Receivables
Trust 2011-S1A, Automobile
Receivables Nts., Series 2011-S1A, Cl.
D, 3.10%, 5/15/17                             2/4/11-4/14/11            669,375             669,211                     (164)
ZFS Finance USA Trust V, 6.50% Jr. Sub.
Bonds, 5/9/37                                        2/24/11            557,273             552,000                   (5,273)
                                                                    ---------------------------------------------------------
                                                                    $ 1,547,586         $ 1,548,367          $           781
                                                                    =========================================================

5. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $241,786. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $7,579,416 or 1.38% of the Fund's net assets as of June 30, 2011.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $249,288 or 0.05% of the Fund's net assets as of June 30, 2011.

8. When-issued security or delayed delivery to be delivered and settled after June 30, 2011. See accompanying Notes.

9. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES            GROSS             GROSS              SHARES
                                                      SEPTEMBER 30, 2010        ADDITIONS        REDUCTIONS       JUNE 30, 2011
                                                      ------------------       ----------       -----------       -------------
Oppenheimer Institutional Money Market Fund, Cl. E            61,571,966       194,693,639      136,497,057         119,768,548

                                                                                                      VALUE              INCOME
                                                                                               ------------          ----------
Oppenheimer Institutional Money Market Fund, Cl. E                                             $ 119,768,548         $  161,426

12. Rate shown is the 7-day yield as of June 30, 2011.

                          17 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:


                                                                           LEVEL 2-              LEVEL 3-
                                                  LEVEL 1-        OTHER SIGNIFICANT           SIGNIFICANT
                                                UNADJUSTED               OBSERVABLE          UNOBSERVABLE
                                             QUOTED PRICES                   INPUTS                INPUTS                 VALUE
                                            --------------        -----------------         -------------         -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary                    $  14,394,293         $              -          $          -         $  14,394,293
   Consumer Staples                             20,549,413                        -                     -            20,549,413
   Energy                                       25,354,053                        -                     -            25,354,053
   Financials                                   38,921,139                        -                     -            38,921,139
   Health Care                                  54,875,868                        -                     -            54,875,868
   Industrials                                  15,673,670                        -                     -            15,673,670
   Information Technology                       72,005,747                        -                     -            72,005,747
   Materials                                     9,203,230                        -                     -             9,203,230
   Utilities                                     5,220,788                        -                     -             5,220,788
Asset-Backed Securities                                  -               23,952,935                     -            23,952,935
Mortgage-Backed Obligations                              -              149,100,766                     -           149,100,766
U.S. Government Obligations                              -                2,537,904                     -             2,537,904
Non-Convertible Corporate Bonds and Notes                -               72,199,666                     -            72,199,666
Convertible Corporate Bonds and Notes                    -               13,017,139                     -            13,017,139
Investment Company                             119,768,548                        -                     -           119,768,548
                                            --------------        -----------------         -------------         -------------
Total Investments, at Value                    375,966,749              260,808,410                     -           636,775,159
OTHER FINANCIAL INSTRUMENTS:
Futures margins                                     45,133                        -                     -                45,133
                                            --------------        -----------------         -------------         -------------
Total Assets                                $  376,011,882          $   260,808,410         $           -         $ 636,820,292

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                             $     (91,844)          $             -         $           -         $     (91,844)
                                            --------------        -----------------         -------------         -------------
 Total Liabilities                          $     (91,844)          $             -         $           -         $     (91,844)
                                            --------------        -----------------         -------------         -------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

                          18 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

FUTURES CONTRACTS AS OF JUNE 30, 2011 ARE AS FOLLOWS:

                                                                                                      UNREALIZED
                                                   NUMBER OF      EXPIRATION                        APPRECIATION
CONTRACT DESCRIPTION                  BUY/SELL     CONTRACTS            DATE       VALUE           (DEPRECIATION)
-------------------------------       --------    ----------      ----------       -----------     -------------
U.S. Treasury Long Bonds              Buy               170        9/21/11         $20,915,313    $     (211,991)
U.S. Treasury Nts., 2 yr.             Sell              106        9/30/11          23,250,438            (2,389)
U.S. Treasury Nts., 5 yr.             Sell               53        9/30/11           6,317,352            (2,845)
U.S. Treasury Nts., 10 yr.            Sell               53        9/21/11           6,483,391            59,609
U.S. Treasury Ultra Bonds             Buy                 7        9/21/11             883,750           (14,972)
                                                                                                  ---------------
                                                                                                  $     (172,588)
                                                                                                  ===============

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are

                          19 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:


                                             WHEN-ISSUED OR
                                             DELAYED DELIVERY
                                             BASIS TRANSACTIONS
                                             ------------------
Purchased securities                         $   135,775,403
Sold securities                                   51,812,431

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment

                          20 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

adviser of IMMF. When applicable,the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure

                          21 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended June 30, 2011, the Fund had an ending monthly average market value of $20,472,397 and $29,130,470 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

                          22 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific
underlying reference asset.   Swap contracts are typically more attractively
priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk
factors.   Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.

                          23 | Oppenheimer Balanced Fund

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

     For the period ended June 30, 2011, the Fund had ending monthly average notional amounts of $212,000 and $212,000 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     As of June 30, 2011, the Fund had no such credit default swaps outstanding.

RESTRICTED SECURITIES

As of June 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $ 602,241,424
Federal tax cost of other investments      (14,079,530)
                                         -------------
Total federal tax cost                   $ 588,161,894
                                         =============

Gross unrealized appreciation            $ 61,708,408
Gross unrealized depreciation             (27,347,261)
                                         ------------
Net unrealized appreciation              $ 34,361,147
                                         ============

                          24 | Oppenheimer Balanced Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund

By: /s/ William F. Glavin, Jr.
    ---------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ---------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/10/2011